SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Oct. 15, 2024	Nov. 03, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 15, 2024	Jul. 14, 2024	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Proceeds from new equity, convertible notes and debt		$ 8,190,000
Borrowings		6,800,000	$ 7,150,451	$ 7,150,451	$ 6,936,188	$ 6,781,880			$ 10,396,482
Cash and cash equivalents		1,100,000	1,957,788	1,957,788	1,714,761	1,216,675			$ 1,046,835
Undrawn borrowing facilities		1,100,000
Line of credit facility, borrowing capacity		2,750,000
Operating expense				$ 8,270,311	$ 7,831,264	$ 7,192,238
Bottom of range
Disclosure of classes of share capital [line items]
Revolving credit line							$ 750,000	$ 500,000
Bottom of range | Computer software
Disclosure of classes of share capital [line items]
Useful life				3 years
Top of range | Computer software
Disclosure of classes of share capital [line items]
Useful life				10 years
New Revolving Credit Facility
Disclosure of classes of share capital [line items]
Line of credit facility, borrowing capacity		500,000
Term Loan
Disclosure of classes of share capital [line items]
Line of credit facility, borrowing capacity		1,100,000
2027 Bonds
Disclosure of classes of share capital [line items]
Line of credit facility, borrowing capacity		450,000
2029 Bonds
Disclosure of classes of share capital [line items]
Line of credit facility, borrowing capacity		$ 700,000
2030 Bonds
Disclosure of classes of share capital [line items]
Cash and cash equivalents			45,000	$ 45,000
Line of credit facility, borrowing capacity	$ 1,400,000
Borrowings, interest rate	7.875%
Operating expense			$ 134,000
Term Loan and 2027 Notes | LATAM Parent Company
Disclosure of classes of share capital [line items]
Repayments of non-current borrowings	$ 200,000